1933 Act File No. 2-72277
1940 Act File No. 811-3181

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 38	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 29	[ X ]

FEDERATED SHORT-TERM MUNICIPAL TRUST
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[     ]   immediately upon filing pursuant to paragraph (b)
[ X ]  on August 31, 2000 pursuant to paragraph (b)
[     ]  60 days after filing pursuant to paragraph (a) (i)
[     ]  on      pursuant to paragraph (a) (i).
[     ]  75 days after filing pursuant to paragraph (a)(ii)
[ ] on ___________ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:

Matthew J. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C. 20037

Robert J. Zutz, Esquire
Kirkpatrick & Lockhart, LLP
1800 Massachusetts Avenue, N.W.
Washington, D.C. 20036

PROSPECTUS

Federated Short-Term Municipal Trust

INSTITUTIONAL SHARES

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A mutual fund seeking dividend income which is exempt from federal regular income tax by investing in a portfolio of tax exempt securities with a dollar-weighted average maturity of less than three years.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

AUGUST 31, 2000

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the
Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 7

How is the Fund Sold? 7

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How to Purchase Shares 8

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How to Redeem Shares 9

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Account and Share Information 10

Who Manages the Fund? 11

Financial Information 11

Report of Ernst & Young LLP, Independent Auditors 30

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide dividend income which is exempt from federal regular income tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its objective by investing at least 80% of its net assets in a diversified portfolio of municipal securities or by investing its assets so that at least 80% of its income will be tax exempt. The Fund's dollar-weighted average portfolio maturity will be less than three years. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT).

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
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  Credit Risk. Issuers of tax exempt securities may default on the payment of interest or principal when due.
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  Call Risks. Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.
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Other risk factors associated with an investment in the Fund include sector risk, liquidity risk and call risk.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

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The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Shares total return for the six-month period from January 1, 2000 to June 30, 2000 was 1.71%.

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Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 3.08% (quarter ended March 31, 1995). Its lowest quarterly return was (0.59%) (quarter ended March 31, 1994).

Average Annual Total Return Table

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The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's Institutional Shares total returns averaged over a period of years relative to the Lehman Brothers 1 Year Municipal Index ("LB1YRMI") and Lehman Brothers 3-Year Municipal Index ("LB3YRMI"), broad based market indexes. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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Calendar Period	Fund	LB1YRMI	LB3YRMI
1 Year	1.48%	2.92%	1.96%
5 Years	4.56%	4.62%	5.17%
10 Years	4.56%	NA1	5.66%

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1 The LB1YRMI began performance on July 1, 1993.

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Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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What are the Fund's Fees and Expenses?

FEDERATED SHORT-TERM MUNICIPAL TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reductions)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[1]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[2]	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.84%
Total Waivers of Fund Expenses	0.37%
Total Actual Annual Fund Operating Expenses (after waivers)	0.47%

1 Pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Fund (after the contractual waiver) was 0.28% for the fiscal year ended June 30, 2000. Shareholders must approve any change to the contractual waiver.

2 The shareholder services provider voluntarily reduced the shareholder services fee. The shareholder services fee paid by the Fund's Institutional Shares (after the reduction) was 0.00% for the fiscal year ended June 30, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$48

3 Years	$151

5 Years	$263

10 Years	$591

What are the Fund's Investment Strategies?

The Fund invests at least 80% of its net assets in a diversified portfolio of municipal securities or invests so that at least 80% of its income will be tax exempt. The tax exempt securities in which the Fund invests are investment grade at the time of purchase. The Fund's dollar-weighted average portfolio maturity is less than three years. Interest from the Fund's investments may be subject to AMT. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, emphasizing credit quality while seeking to manage the Fund's interest rate risk and provide enhanced levels of income.

The Adviser performs a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

  the economic feasibility of revenue bond financings and general purpose financings;
  the financial condition of the issuer or guarantor;
  political developments that may affect credit quality.

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The Adviser monitors the credit risks of all securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

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The Adviser attempts to provide enhanced levels of income, subject to the Fund's maturity, quality and duration constraints, through the following management techniques. The Adviser will engage in a relative value analysis; that is, the Adviser will assess the cost of a tax exempt security compared with other tax exempt securities and taxable securities such as U.S. Treasury obligations. The Adviser may also allocate investments in sectors of the tax exempt market that offer the highest return. Finally, the Adviser will invest a portion of the portfolio in tax exempt securities subject to the AMT, which may offer higher returns.

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TEMPORARY DEFENSIVE INVESTMENTS

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

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What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

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Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must also repay the principal amount of the security, normally within a specified time.

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Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

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The following describes the types of tax exempt securities in which the fund may invest.

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General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

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Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

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Mortgage Backed Securities

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Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgages backed securities generally have fixed interest rates.

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Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Investment Ratings for Investment Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard and Poor's, an NRSRO, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality discussed above, the Adviser will evaluate the security but will not be required to sell it.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund attempts to manage interest rate risk by limiting its portfolio maturity and duration.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

The Fund attempts to manage credit risk by purchasing investment grade securities.

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CALL RISKS

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Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

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SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by insurance companies, banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to accounts for which financial institutions act in a fiduciary or agency capacity or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

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The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

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You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

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An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

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By Mail

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You may redeem Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

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Send requests by mail to:

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Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the last 30 days;
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  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

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In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Jeff A. Kozemchak

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Jeff A. Kozemchak has been the Fund's Portfolio Manager since June 1996. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

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Mary Jo Ochson

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Mary Jo Ochson has been the Fund's Portfolio Manager since January 1997. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.

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Financial Information

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FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information for the fiscal year ended June 30, 2000 has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus. Previous fiscal years were audited by other auditors.

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Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 30.

Year Ended June 30	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$10.20	$10.29	$10.26	$10.24	$10.28
Income From Investment Operations:
Net investment income	0.43	0.44	0.44	0.44	0.43
Net realized and unrealized gain (loss) on investments	(0.17)	(0.09)	0.03	0.02	(0.04)

TOTAL FROM INVESTMENT OPERATIONS	0.26	0.35	0.47	0.46	0.39

Less Distributions:
Distributions from net investment income	(0.43)	(0.44)	(0.44)	(0.44)	(0.43)

Net Asset Value, End of Period	$10.03	$10.20	$10.29	$10.26	$10.24

Total Return[2]	2.65%	3.39%	4.68%	4.59%	3.82%

Ratios to Average Net Assets:

Expenses	0.47%	0.47%	0.47%	0.46%	0.47%

Net investment income	4.29%	4.21%	4.28%	4.30%	4.14%

Expense waiver/reimbursement[3]	0.37%	0.37%	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$172,051	$202,226	$184,903	$210,169	$189,467

Portfolio turnover	31%	19%	33%	50%	20%

1 For the year ended June 30, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JUNE 30, 2000

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--96.1%[2]
	Alabama--4.2%
$1,000,000	Alabama State Docks Department, Docks Facilities Refunding Revenue Bonds, 5.25% (MBIA INS), 10/1/2000	AAA		$1,002,100
1,000,000	Alabama State Docks Department, Docks Facilities Refunding Revenue Bonds, 5.25% (MBIA INS), 10/1/2001	AAA		1,009,880
1,855,083	Birmingham, AL, Fire Equipment Lease Obligation No. 2, 5.60%, 11/5/2004	NR		1,837,052
2,000,000	Mobile, AL, IDB, Series 1994 A, 5.75% TOBs (International Paper Co.), Optional Tender 12/1/2000	BBB+		2,000,000
2,000,000	Selma, AL, IDB, Annual Tender PCR Refunding Bonds, Series 1993 B, 4.30% TOBs (International Paper Co.), Optional Tender 7/15/2000	BBB+		1,999,620

	TOTAL			7,848,652

	Arizona--0.6%
1,050,000	Arizona State Transportation Board, Highway Revenue Bonds, Series 1991, 6.55%, 7/1/2001 (@101.5)	AA		1,087,558

	Arkansas--0.7%
1,290,000	Arkansas Development Finance Authority, SFM Revenue Bonds, Series 1997A-R, 6.50% (MBIA INS), 2/1/2011	AAA		1,314,549

	California--8.9%
12,500,000	Los Angeles, CA Wastewater System, Revenue Bonds, Series D, 6.70% (United States Treasury PRF)/(Original Issue Yield: 6.768%), 12/1/2000 (@102)	AAA		12,877,875
3,710,000	San Bernardino County, CA, SFM Revenue Bonds Mortgage-Backed Securities Program, 4.875%, 5/1/2015	AAA		3,672,677

	TOTAL			16,550,552

	Colorado--1.4%
865,000	Colorado HFA, SFM Revenue Bond, Series C-1, 7.65%, 12/1/2025	Aa2		911,165
450,000	Colorado HFA, SFM Revenue Bonds, Series 1997C-3, 4.80%, 11/1/2016	Aa2		449,316
410,000	Colorado HFA, Single Family Program Senior Bonds, Series 1998C-2, 4.50%, 11/1/2005	Aa2		400,984
220,000	Colorado HFA, Single Family Program Subordinate Bonds, Series 1998B, 4.625%, 11/1/2005	A1		215,189
650,000	Denver City & County, CO, Airport Special Facilities Revenue Bonds, Series 1999A, 5.00% (Rental Car Projects)/(MBIA INS), 1/1/2001	AAA		651,482

	TOTAL			2,628,136

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Connecticut--1.1%
$2,000,000	Connecticut State Resource Recovery Authority, Resource Recovery Refunding Revenue Bonds, 5.25% (Bridgeport Resco Co.), 1/1/2002	A+		$2,009,580

	District of Columbia--2.2%
3,000,000	District of Columbia, Refunding UT GO Bonds, Series 1999B, 5.50%, 6/1/2001	BBB		3,021,630
1,200,000	District of Columbia, Revenue Bonds, Series 1999, 5.30% TOBs (819 7th Street, LLC Issue)/(BB&T Corp. LOC), Mandatory Tender 10/1/2004	A		1,172,532

	TOTAL			4,194,162

	Florida--0.6%
1,245,000	Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds, Series 2, 4.75% (MBIA INS), 7/1/2019	AAA		1,193,830

	Hawaii--2.8%
5,000,000	Hawaii State, UT GO Bonds, Series CN, 6.25% (FGIC LOC), 3/1/2002	AAA		5,128,150

	Illinois--5.5%
1,585,000	Broadview, IL Tax Increment Financing Revenue Bonds, 4.40%, 7/1/2002	NR		1,558,816
960,000	Chicago, IL SFM Revenue Bonds, Series A-1, 4.85% (GNMA COL), 3/1/2015	Aaa		938,650
770,000	Illinois Health Facilities Authority, Adjustable Rate Revenue Bonds, Series 1991B, 5.00% (Highland Park Hospital)/(FGIC INS), 10/1/2000	AAA		770,855
1,030,000	Illinois Health Facilities Authority, Revenue Bonds, Series 1998, 5.25% (Centegra Health System), 9/1/2003	A-		1,013,870
1,000,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Series A, 4.80% (Advocate Health Care Network)/Original Issue Yield: 4.90%), 8/15/2002	AA		993,520
2,000,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Series A, 5.00% (Advocate Health Care Network), 8/15/2003	AA		1,991,600
3,000,000	Illinois State, UT GO Bonds, 5.10%, 9/1/2000	AAA		3,003,330

	TOTAL			10,270,641

	Indiana--2.7%
3,900,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Series 1996A, 4.75% (Clarian Health Partners, Inc.)/(Original Issue Yield: 4.85%), 2/15/2002	AA		3,882,957
1,075,000	Indiana State HFA, SFM Revenue Bonds, Series C-3, 4.75%, 1/1/2029	Aaa		1,057,832

	TOTAL			4,940,789

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Kansas--1.9%
$900,000	Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Series 1998 A-1, 4.70% (GNMA Home Mortgage Program COL), 12/1/2008	Aaa		$886,752
1,900,000	Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Series 1998 A-1, 5.00% (GNMA Home Mortgage Program COL), 6/1/2013	Aaa		1,848,814
780,000	Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Series 1997A-2, 4.90% (GNMA Home Mortgage Program COL), 6/1/2016	Aaa		768,199

	TOTAL			3,503,765

	Louisiana--11.4%
2,200,000	Lake Charles, LA Harbor & Terminal District, Port Facilities Revenue Refunding Bond, Trunkline Lining Co. Project, 7.75% (Panhandle Eastern Corp.), 8/15/2022	A3		2,355,694
1,970,000	Louisiana Agricultural Finance Authority, Revenue Bonds, 5.20% (Louisiana Pacific Corporation Project)/(Hibernia National Bank LOC), 5/1/2004	A3		1,939,918
4,000,000	Louisiana PFA, Health & Education Capital Facilities Revenue Bonds, Series A, 5.00% TOBs (AMBAC INS), Mandatory Tender 6/1/2002	AAA		3,989,720
1,500,000	Louisiana State Offshore Term Authority, Deepwater Port Refunding Revenue Bonds, Series 1992B, 6.00% (Loop, Inc.), 9/1/2001	A		1,521,675
7,000,000	Louisiana State, Refunding GO Bonds, Series 1996A, 6.00% (FGIC INS), 8/1/2000	AAA		7,009,030
2,500,000	St. Charles Parish, LA, PCR Refunding Bonds, Series 1999-C, 5.35% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 10/1/2029	BBB-		2,466,850
2,000,000	St. Charles Parish, LA, PCR Refunding Revenue Bonds, Series 1999A, 4.85% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2030	BBB-		1,963,740

	TOTAL			21,246,627

	Massachusetts--1.3%
2,495,000	Massachusetts HEFA, Revenue Bonds, Series 1999A, 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB		2,406,802

	Michigan--3.6%
1,000,000	Michigan State Building Authority, Revenue Bonds, Series II, 6.25% (AMBAC INS)/(Original Issue Yield: 6.35%), 10/1/2000	AAA		1,004,800
925,000	Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds, Series 1998A, 4.60% (Hackley Hospital Obligated Group), 5/1/2003	A3		891,311
1,005,000	Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds, Series 1998A, 4.70% (Hackley Hospital Obligated Group), 5/1/2004	A3		954,770
Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Michigan--continued
$820,000	Michigan State Hospital Finance Authority, Revenue & Refunding Bonds, Series 1998A, 4.40% (McLaren Health Care Corp.)/(Original Issue Yield: 4.45%), 6/1/2004	A1		$775,203
3,000,000	Michigan Underground Storage Tank Financial Assurance Authority, Revenue Refunding Bonds, Series I, 5.00%, 5/1/2001	AAA		3,014,970

	TOTAL			6,641,054

	Mississippi--0.7%
650,000	Mississippi Home Corp., SFM Revenue Bonds, Series 1998A-4, 5.125% (GNMA Home Mortgage Program COL), 12/1/2017	Aaa		644,137
700,000	Mississippi Home Corp., SFM Revenue Bonds, Series 1998A, 5.25% (GNMA Home Mortgage Program COL), 12/1/2018	Aaa		694,099

	TOTAL			1,338,236

	Missouri--1.1%
2,000,000	Springfield, MO State Highway Improvement Corp., Transportation Revenue Bonds, Series 1997, 5.25% (AMBAC INS), 8/1/2001	AAA		2,017,480

	New Hampshire--1.5%
3,000,000	New Hampshire Business Finance Authority, PCR Refunding Bonds, 4.55% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2004	BBB+		2,851,530

	New Mexico--1.0%
1,820,000	Santa Fe Solid Waste Management Agency, NM, Facility Revenue Bonds, Series 1996, 5.00%, 6/1/2003	NR		1,814,795

	New York--5.0%
4,000,000	New York City, NY, UT GO Bonds, Series 1991B, 7.50% (Original Issue Yield: 7.70%), 2/1/2003	A-		4,213,760
2,955,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 71, 4.75%, 10/1/2021	Aa1		2,925,539
1,065,000	Niagara Falls, NY, City School District, Certificates of Participation, Series 1998, 5.50%, 6/15/2001	BBB-		1,071,081
1,185,000	Niagara Falls, NY, City School District, Certificates of Participation, Series 1998, 5.625%, 6/15/2003	BBB-		1,199,101

	TOTAL			9,409,481

	North Carolina--1.3%
2,445,000	North Carolina HFA, SFM Revenue Bonds, Series 1997TT, 4.90%, 9/1/2024	AA		2,426,002

	Ohio--5.3%
1,000,000	Cincinnati City School District, OH, Tax Anticipation Notes, Series A, 5.50% (AMBAC INS), 12/1/2000	AAA		1,004,600
3,000,000	Hamilton County, OH, Local Cooling Facilities Revenue Bonds, Series 1998, 4.90% TOBs (Trigen-Cinergy Solutions of Cincinnati LLC)/(Cinergy Corp. GTD), Mandatory Tender 6/1/2004	BBB+		2,885,100
Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Ohio--continued
$1,610,000	Knox County, OH, Hospital Facilities Revenue Refunding Bonds, Series 1998, 4.20% (Knox Community Hospital)/(Asset Guaranty INS)/(Original Issue Yield: 4.30%), 6/1/2003	AA		$1,556,001
1,750,000	Knox County, OH, Hospital Facilities Revenue Refunding Bonds, Series 1998, 4.30% (Knox Community Hospital)/(Asset Guaranty INS)/(Original Issue Yield: 4.40%), 6/1/2004	AA		1,676,378
940,000	Ohio HFA, Residential Mortgage Revenue Bonds, Series 1997D-1, 4.85% (GNMA Home Mortgage Program COL), 3/1/2015	Aaa		924,058
1,905,000	Ohio HFA, Residential Mortgage Revenue Bonds, Series 1998A-1, 4.60% (GNMA Home Mortgage Program COL), 9/1/2026	AAA		1,872,139

	TOTAL			9,918,276

	Oklahoma--2.7%
3,960,000	Oklahoma HFA, SFM Revenue Bonds, Series 1998D-2, 6.25% (GNMA Home Mortgage Program COL), 9/1/2029	Aaa		4,058,762
1,055,000	Washington County, OK Medical Authority, Hospital Revenue Bonds, Series 1996A, 4.75% (Jane Phillips Medical Center)/(AMBAC INS)/(Original Issue Yield: 4.90%), 11/1/2001	AAA		1,057,437

	TOTAL			5,116,199

	Pennsylvania--5.9%
5,000,000	Montgomery County, PA, IDA PCR Refunding Bonds, Series 1999A, 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+		4,917,400
1,000,000	Pennsylvania State Turnpike Commission, Revenue Bonds, 6.80% (FGIC INS), 12/1/2004	AAA		1,050,380
3,439,259	Philadelphia, PA Municipal Authority, Equipment Revenue Bonds, Series 1997A, 5.297% (Philadelphia, PA Gas Works)/ (AMBAC INS), 10/1/2004	AAA		3,474,409
1,500,000	Southeastern, PA Transportation Authority, Special Revenue Bonds, 5.25% (FGIC INS), 3/1/2001	AAA		1,508,505

	TOTAL			10,950,694

	Rhode Island--1.5%
950,000	Central Falls Detention Facility Corporation, RI, Detention Facility Revenue Refunding Bonds, Series 1998A, 4.10% (Donald W. Wyatt Detention Facility)/(Asset Guaranty INS), 1/15/2003	AA		921,424
990,000	Central Falls Detention Facility Corporation, RI, Detention Facility Revenue Refunding Bonds, Series 1998A, 4.20% (Donald W. Wyatt Detention Facility)/(Asset Guaranty INS), 1/15/2004	AA		951,063
1,035,000	Central Falls Detention Facility Corporation, RI, Detention Facility Revenue Refunding Bonds, Series 1998A, 4.30% (Donald W. Wyatt Detention Facility)/(Asset Guaranty INS), 1/15/2005	AA		987,131

	TOTAL			2,859,618

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	South Carolina--0.8%
$1,500,000	South Carolina Job Development Authority, Hospital Facilities Improvement Revenue Bonds, Series 2000A, 5.25% (Palmetto Health Alliance), 12/15/2000	BBB		$1,498,725

	Texas--7.9%
5,000,000	Alliance Airport Authority Inc., TX, Special Facilities Revenue Bonds, 7.50% (American Airlines, Inc.)/(Original Issue Yield: 8.00%), 12/1/2029	BBB-		5,059,850
3,000,000	Brazos River Authority, TX, Series 1995B, 5.50% TOBs (Texas Utilities Electric Co.), Mandatory Tender 6/19/2001	BBB		3,000,210
1,000,000	Brazos River Authority, TX, Revenue Refunding Bonds, Series 1999C, 5.20% TOBs (Reliant Energy, Inc.), Mandatory Tender 12/1/2002	BBB		991,020
1,500,000	Harris County, TX HFDC, Hospital Revenue Bonds, Series 1997A, 5.25% (Memorial Hospital System)/ (MBIA INS), 6/1/2002	AAA		1,512,045
2,070,000	Lewisville, TX, Combination Contract Revenue & Special Assessment Bonds, Series 1997, 4.95% TOBs (Wells Fargo Bank, N.A. LOC)/(United States Treasury PRF)(Original Issue Yield: 4.95%), 11/1/2003 (@100)	AAA		2,104,838
2,000,000	Matagorda County, TX, Navigation District Number One, PCR Refunding Bonds, Series 1999A, 4.90% TOBs (Central Power & Light Co.), Mandatory Tender 11/1/2001	BBB+		1,991,200

	TOTAL			14,659,163

	Washington--5.3%
1,430,000	Lewis County, WA, Public Utility District No. 001, Revenue Bonds, 7.00% (Cowlitz Falls Hydro Project)/(United States Treasury GTD)/ (Original Issue Yield: 7.125%), 10/1/2022	AA-		1,501,343
1,000,000	Port of Seattle, WA, Revenue Bonds, Series 1992B, 6.10% (Original Issue Yield: 6.25%), 11/1/2001	AA-		1,018,210
1,680,000	Tacoma, WA, Solid Waste Utility Revenue Refunding Bonds, Series 1997B, 5.50% (AMBAC INS), 12/1/2002	AAA		1,712,441
3,000,000	Washington State Public Power Supply System, Refunding Revenue Bonds, (Nuclear Project No. 2), Series 1997A, 5.00% (7/1/2001	AA-		3,014,400
2,500,000	Washington State Public Power Supply System, Revenue Refunding Bond, (Nuclear Project No. 2), Series 1997B, 5.50% (7/1/2003)	AA-		2,545,250

	TOTAL			9,791,644

	West Virginia--0.8%
1,500,000	Cabell County, WV Board of Education, Refunding UT GO Bonds, 6.00%, 5/1/2001	A+		1,517,715

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Wisconsin--6.4%
$6,500,000	Wisconsin HEFA, Revenue Bonds, Series 1996, 5.50% (Gundersen Lutheran)/(FSA INS), 12/1/2000	AAA		$6,527,170
3,335,000	Wisconsin HEFA, Revenue Bonds, Series 1997, 4.70% (Marshfield Clinic, WI)/(MBIA INS)/(Original Issue Yield: 4.85%), 2/15/2002	AAA		3,327,596
2,000,000	Wisconsin Housing & Economic Development Authority, Home Ownership Revenue Bonds, Series I, 4.15%, 4/1/2001	AA-		1,995,980

	TOTAL			11,850,746

	TOTAL SHORT INTERMEDIATE MUNICIPAL SECURITIES (IDENTIFIED COST $180,728,788)			$178,985,151

	SHORT-TERM MUNICIPALS--2.6%
	Idaho--1.2%
2,200,000	Boise, ID Industrial Development Corp., Multi-Mode Variable Rate Industrial Development Revenue Bonds, Series 1998, Weekly VRDNs (Multiquip Inc. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	A-2		2,200,000

	Indiana--1.2%
2,300,000	Spencer County, IN, PCR Revenue Bonds Weekly VRDNs (American Iron Oxide Co. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	VMIG1		2,300,000

	New York--0.2%
500,000	New York City, NY, IDA Revenue Bonds Daily VRDNs (Nippon Cargo Airlines Co.)/(Industrial Bank of Japan Ltd., Tokyo LOC)	A-2		500,000

	TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $5,000,000)			5,000,000

	TOTAL INVESTMENTS (IDENTIFIED COST $185,728,788)[3]			$183,985,151

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Securities that are subject to alternate minimum tax represent 25.4% of the portfolio as calculated based upon total portfolio market value (unaudited).

3 The cost of investments for federal tax purposes amounts to $185,728,788. The net unrealized depreciation of investments on a federal tax basis amounts to $1,743,637, which is comprised of $187,577 appreciation and $1,931,214 depreciation at June 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($186,333,052) at June 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
PFA	--Public Facility Authority
PRF	--Prerefunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JUNE 30, 2000

Assets:
Total investments in securities, at value (identified and tax cost $185,728,788)		$183,985,151
Cash		83,470
Income receivable		2,428,497
Receivable for investments sold		265,000
Receivable for shares sold		70,380

TOTAL ASSETS		186,832,498

Liabilities:
Payable for shares redeemed	$96,116
Payable for daily variation margin	10,469
Income distribution payable	389,051
Accrued expenses	3,810

TOTAL LIABILITIES		499,446

Net assets for 18,568,628 shares outstanding		$186,333,052

Net Assets Consist of:
Paid in capital		$193,205,863
Net unrealized depreciation of investments and futures contracts		(1,955,987)
Accumulated net realized loss on investments and futures contracts		(4,916,824)

TOTAL NET ASSETS		$186,333,052

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$172,051,487 divided by 17,145,352 shares outstanding		$10.03

Institutional Service Shares:
$14,281,565 divided by 1,423,276 shares outstanding		$10.03

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED JUNE 30, 2000

Investment Income:
Interest			$9,944,592

Expenses:
Investment adviser fee		$836,101
Administrative personnel and services fee		157,491
Custodian fees		14,879
Transfer and dividend disbursing agent fees and expenses		49,962
Directors'/Trustees' fees		13,306
Auditing fees		17,629
Legal fees		3,133
Portfolio accounting fees		77,452
Distribution services fee--Institutional Service Shares		47,210
Shareholder services fee--Institutional Shares		475,353
Shareholder services fee--Institutional Service Shares		47,210
Share registration costs		33,877
Printing and postage		25,762
Insurance premiums		1,533
Miscellaneous		6,882

TOTAL EXPENSES		1,807,780

Waivers:
Waiver of investment adviser fee	$(260,579)
Waiver of distribution services fee--Institutional Service Shares	(45,322)
Waiver of shareholder services fee--Institutional Shares	(475,353)
Waiver of shareholder services fee--Institutional Service Shares	(1,888)

TOTAL WAIVERS		(783,142)

Net expenses			1,024,638

Net investment income			8,919,954

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments and futures contracts			(691,348)
Net change in unrealized depreciation of investments and futures contracts			(2,742,133)

Net realized and unrealized loss on investments and futures contracts			(3,433,481)

Change in net assets resulting from operations			$5,486,473

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended June 30	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,919,954	$8,865,617
Net realized gain (loss) on investments and futures contracts ($(691,348) and $48,744 respectively, as computed for federal tax purposes)	(691,348)	(200,513)
Net change in unrealized depreciation of investments and futures contracts	(2,742,133)	(2,021,010)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,486,473	6,644,094

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,158,890)	(8,248,977)
Institutional Service Shares	(761,064)	(616,640)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,919,954)	(8,865,617)

Share Transactions:
Proceeds from sale of shares	64,398,153	113,101,471
Net asset value of shares issued to shareholders in payment of distributions declared	3,915,035	3,922,616
Cost of shares redeemed	(102,539,677)	(87,078,787)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(34,226,489)	29,945,300

Change in net assets	(37,659,970)	27,723,777

Net Assets:
Beginning of period	223,993,022	196,269,245

End of period	$186,333,052	$223,993,022

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 2000

ORGANIZATION

Federated Short-Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of municipal securities with a dollar-weighted average maturity of less than three years.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued according to the mean between bid and ask prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividends and distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At June 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $4,523,602 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2001	$ 25,213

2003	1,189,491

2004	2,597,123

2005	170,193

2008	541,582

Additionally, net capital losses of $605,569 attributed to security transactions incurred after October 31, 1999 are treated as arising on the first day of the next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended June 30, 2000, the Fund had realized gains on futures contracts of $59,910.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. At June 30, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver/Receive	Position	Unrealized Depreciation
September 2000	65 UST Notes-2YR Futures	Short	$(122,363)

September 2000	40 UST Notes-5YR Futures	Short	(89,987)

NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(212,350)

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended June 30	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,958,081	$60,203,652	8,901,686	$91,940,247
Shares issued to shareholders in payment of distributions declared	340,221	3,431,156	342,196	3,533,322
Shares redeemed	(8,987,138)	(90,695,806)	(7,376,339)	(76,161,673)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,688,836)	$(27,060,998)	1,867,543	$19,311,896

Year Ended June 30	2000		1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	414,521	$4,194,501	2,051,296	$21,161,224
Shares issued to shareholders in payment of distributions declared	47,973	483,879	37,712	389,294
Shares redeemed	(1,174,199)	(11,843,871)	(1,058,494)	(10,917,114)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(711,705)	$(7,165,491)	1,030,514	$10,633,404

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,400,541)	$(34,226,489)	2,898,057	$29,945,300

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntarily waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund.

The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended June 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $98,892,023 and $103,180,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 2000, were as follows:

Purchases	$60,287,472

Sales	$87,518,825

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FEDERATED SHORT-TERM MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Short-Term Municipal Trust (the "Trust"), as of June 30, 2000, and the related statement of operations, the statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 1999 and the financial highlights for each of the four years then ended were audited by other auditors whose report dated August 27, 1999 expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Municipal Trust, at June 30, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
August 9, 2000

Federated
World-Class Investment Manager

PROSPECTUS

Federated Short-Term Municipal Trust

INSTITUTIONAL SHARES

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AUGUST 31, 2000

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A Statement of Additional Information (SAI) dated August 31, 2000 is incorporated by reference into this prospectus. Additional information about the Funds and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
Federated Short-Term Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-3181
Cusip 313907107

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8072507A-IS (8/00)

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Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

PROSPECTUS

Federated Short-Term Municipal Trust

INSTITUTIONAL SERVICE SHARES

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A mutual fund seeking dividend income which is exempt from federal regular income tax by investing in a portfolio of tax exempt securities with a dollar-weighted average maturity of less than three years.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

AUGUST 31, 2000

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CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the
Fund Invests? 5

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What are the Specific Risks of Investing in the Fund? 6

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What Do Shares Cost? 7

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How is the Fund Sold? 8

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How to Purchase Shares 8

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How to Redeem Shares 10

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Account and Share Information 11

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Who Manages the Fund? 12

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Financial Information 13

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Report of Ernst & Young LLP, Independent Auditors 30

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide dividend income which is exempt from federal regular income tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its objective by investing at least 80% of its net assets in a diversified portfolio of municipal securities or by investing its assets so that at least 80% of its income will be tax exempt. The Fund's dollar-weighted average portfolio maturity will be less than three years. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT).

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
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  Credit Risks. Issuers of tax exempt securities may default on the payment of interest or principal when due.
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  Call Risks. Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

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The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Service Shares total return for the six-month period from January 1, 2000 to June 30, 2000 was 1.58%.

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Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 3.02% (quarter ended March 31, 1995). Its lowest quarterly return was (0.65%) (quarter ended March 31, 1994).

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Average Annual Total Return Table

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The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's Institutional Service Shares total returns averaged over a period of years relative to the Lehman Brothers 1 Year Municipal Index ("LB1YRMI") and Lehman Brothers 3 Year Municipal Index ("LB3YRMI"), broad-based market indexes. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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Calendar Period	Fund	LB1YRMI	LB3YRMI
1 Year	1.23% 	2.92%	1.96%
5 Years	4.30%	4.62%	5.17%
Start of Performance[1]	3.56%	4.19%	4.43%

1 The Fund's Institutional Service Shares start of performance date was September 1, 1993.

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Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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What are the Fund's Fees and Expenses?

FEDERATED SHORT-TERM MUNICIPAL TRUST

FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund.

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Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reductions)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee[4]	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.09%

1 As a result of contractual obligations and voluntary waivers, the adviser, distributor, and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund's Institutional Service Shares actually paid for the fiscal year ended June 30, 2000.

Total Waivers of Fund Expenses (contractual and voluntary)	0.37%
Total Actual Annual Fund Operating Expenses (after waivers)	0.72%

2 Pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Fund's Institutional Service Shares (after the contractual waiver) was 0.28% for the fiscal year ended June 30, 2000. Shareholders must approve any change to the contractual waiver.

3 The distributor voluntarily reduced the distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary reduction) was 0.01% for the fiscal year ended June 30, 2000.

4 The shareholder services provider has voluntarily waived a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.24% for the fiscal year ended June 30, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses (after waivers and reductions) as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$74
3 Years	$230
5 Years	$401
10 Years	$894

What are the Fund's Investment Strategies?

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The Fund invests at least 80% of its net assets in a diversified portfolio of municipal securities or invests so that at least 80% of its income will be tax exempt. The tax exempt securities in which the Fund invests are investment grade. The Fund's dollar-weighted average portfolio maturity is less than three years. Interest from the Fund's investments may be subject to AMT. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, emphasizing credit quality while seeking to manage the Fund's interest rate risk and provide enhanced levels of income.

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The Adviser performs a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

  the economic feasibility of revenue bond financings and general purpose financings;
  the financial condition of the issuer or guarantor;
  political developments that may affect credit quality.

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The Adviser monitors the credit risks of all securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistic rating organizations (NRSROs).

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The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

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The Adviser attempts to provide enhanced levels of income, subject to the Fund's maturity, quality and duration constraints, through the following management techniques. The Adviser will engage in a relative value analysis; that is, the Adviser will assess the cost of a tax exempt security compared with other tax exempt securities and taxable securities such as U.S. Treasury obligations. The Adviser may also allocate investments in sectors of the tax exempt market that offer the highest return. Finally, the Adviser will invest a portion of the portfolio in tax exempt securities subject to the AMT, which may offer higher returns.

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TEMPORARY DEFENSIVE INVESTMENTS

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

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What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

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Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must also repay the principal amount of the security, normally within a specified time.

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Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

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The following describes the types of tax exempt securities in which the Fund may invest.

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General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

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Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

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Mortgage Backed Securities

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Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage backed securities generally have fixed interest rates.

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Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard and Poor's, an NRSRO, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality discussed above, the Adviser will evaluate the security but will not be required to sell it.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund attempts to manage interest rate risk by limiting its portfolio maturity and duration.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

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Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

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The Fund attempts to manage credit risk by purchasing investment grade securities.

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CALL RISKS

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Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

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SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by insurance companies, banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

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When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

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You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

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An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

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  through an investment professional if you purchased Shares through an investment professional; or
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  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

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By Mail

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You may redeem Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

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Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the last 30 days;
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  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Jeff A. Kozemchak

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Jeff A. Kozemchak has been the Fund's Portfolio Manager since June 1996. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

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Mary Jo Ochson

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Mary Jo Ochson has been the Fund's Portfolio Manager since January 1997. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, distribution and shareholder services fees, and extraordinary expenses exceed 0.45% of its average daily net assets.

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Financial Information

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FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information for the fiscal year ended June 30, 2000 has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus. Previous fiscal years were audited by the other auditors.

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Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 30.

Year Ended June 30	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$10.20	$10.29	$10.26	$10.24	$10.28
Income From Investment Operations:
Net investment income	0.41	0.41	0.42	0.42	0.40
Net realized and unrealized gain (loss) on investments	(0.17)	(0.09)	0.03	0.02	(0.04)

TOTAL FROM INVESTMENT OPERATIONS	0.24	0.32	0.45	0.44	0.36

Less Distributions:
Distributions from net investment income	(0.41)	(0.41)	(0.42)	(0.42)	(0.40)

Net Asset Value, End of Period	$10.03	$10.20	$10.29	$10.26	$10.24

Total Return[2]	2.39%	3.13%	4.41%	4.33%	3.56%

Ratios to Average Net Assets:

Expenses	0.72%	0.72%	0.72%	0.71%	0.72%

Net investment income	4.03%	3.97%	4.05%	4.05%	3.90%

Expense waiver/reimbursement[3]	0.37%	0.37%	--	--	--

Supplemental Data

Net assets, end of period (000 omitted)	$14,282	$21,767	$11,367	$6,758	$6,209

Portfolio turnover	31%	19%	33%	50%	20%

1 For the year ended June 30, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years were audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JUNE 30, 2000

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--96.1%[2]
	Alabama--4.2%
$1,000,000	Alabama State Docks Department, Docks Facilities Refunding Revenue Bonds, 5.25% (MBIA INS), 10/1/2000	AAA		$1,002,100
1,000,000	Alabama State Docks Department, Docks Facilities Refunding Revenue Bonds, 5.25% (MBIA INS), 10/1/2001	AAA		1,009,880
1,855,083	Birmingham, AL, Fire Equipment Lease Obligation No. 2, 5.60%, 11/5/2004	NR		1,837,052
2,000,000	Mobile, AL, IDB, Series 1994 A, 5.75% TOBs (International Paper Co.), Optional Tender 12/1/2000	BBB+		2,000,000
2,000,000	Selma, AL, IDB, Annual Tender PCR Refunding Bonds, Series 1993 B, 4.30% TOBs (International Paper Co.), Optional Tender 7/15/2000	BBB+		1,999,620

	TOTAL			7,848,652

	Arizona--0.6%
1,050,000	Arizona State Transportation Board, Highway Revenue Bonds, Series 1991, 6.55%, 7/1/2001 (@101.5)	AA		1,087,558

	Arkansas--0.7%
1,290,000	Arkansas Development Finance Authority, SFM Revenue Bonds, Series 1997A-R, 6.50% (MBIA INS), 2/1/2011	AAA		1,314,549

	California--8.9%
12,500,000	Los Angeles, CA Wastewater System, Revenue Bonds, Series D, 6.70% (United States Treasury PRF)/(Original Issue Yield: 6.768%), 12/1/2000 (@102)	AAA		12,877,875
3,710,000	San Bernardino County, CA, SFM Revenue Bonds Mortgage-Backed Securities Program, 4.875%, 5/1/2015	AAA		3,672,677

	TOTAL			16,550,552

	Colorado--1.4%
865,000	Colorado HFA, SFM Revenue Bond, Series C-1, 7.65%, 12/1/2025	Aa2		911,165
450,000	Colorado HFA, SFM Revenue Bonds, Series 1997C-3, 4.80%, 11/1/2016	Aa2		449,316
410,000	Colorado HFA, Single Family Program Senior Bonds, Series 1998C-2, 4.50%, 11/1/2005	Aa2		400,984
220,000	Colorado HFA, Single Family Program Subordinate Bonds, Series 1998B, 4.625%, 11/1/2005	A1		215,189
650,000	Denver City & County, CO, Airport Special Facilities Revenue Bonds, Series 1999A, 5.00% (Rental Car Projects)/(MBIA INS), 1/1/2001	AAA		651,482

	TOTAL			2,628,136

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Connecticut--1.1%
$2,000,000	Connecticut State Resource Recovery Authority, Resource Recovery Refunding Revenue Bonds, 5.25% (Bridgeport Resco Co.), 1/1/2002	A+		$2,009,580

	District of Columbia--2.2%
3,000,000	District of Columbia, Refunding UT GO Bonds, Series 1999B, 5.50%, 6/1/2001	BBB		3,021,630
1,200,000	District of Columbia, Revenue Bonds, Series 1999, 5.30% TOBs (819 7th Street, LLC Issue)/(BB&T Corp. LOC), Mandatory Tender 10/1/2004	A		1,172,532

	TOTAL			4,194,162

	Florida--0.6%
1,245,000	Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds, Series 2, 4.75% (MBIA INS), 7/1/2019	AAA		1,193,830

	Hawaii--2.8%
5,000,000	Hawaii State, UT GO Bonds, Series CN, 6.25% (FGIC LOC), 3/1/2002	AAA		5,128,150

	Illinois--5.5%
1,585,000	Broadview, IL Tax Increment Financing Revenue Bonds, 4.40%, 7/1/2002	NR		1,558,816
960,000	Chicago, IL SFM Revenue Bonds, Series A-1, 4.85% (GNMA COL), 3/1/2015	Aaa		938,650
770,000	Illinois Health Facilities Authority, Adjustable Rate Revenue Bonds, Series 1991B, 5.00% (Highland Park Hospital)/(FGIC INS), 10/1/2000	AAA		770,855
1,030,000	Illinois Health Facilities Authority, Revenue Bonds, Series 1998, 5.25% (Centegra Health System), 9/1/2003	A-		1,013,870
1,000,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Series A, 4.80% (Advocate Health Care Network)/Original Issue Yield: 4.90%), 8/15/2002	AA		993,520
2,000,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Series A, 5.00% (Advocate Health Care Network), 8/15/2003	AA		1,991,600
3,000,000	Illinois State, UT GO Bonds, 5.10%, 9/1/2000	AAA		3,003,330

	TOTAL			10,270,641

	Indiana--2.7%
3,900,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Series 1996A, 4.75% (Clarian Health Partners, Inc.)/(Original Issue Yield: 4.85%), 2/15/2002	AA		3,882,957
1,075,000	Indiana State HFA, SFM Revenue Bonds, Series C-3, 4.75%, 1/1/2029	Aaa		1,057,832

	TOTAL			4,940,789

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Kansas--1.9%
$900,000	Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Series 1998 A-1, 4.70% (GNMA Home Mortgage Program COL), 12/1/2008	Aaa		$886,752
1,900,000	Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Series 1998 A-1, 5.00% (GNMA Home Mortgage Program COL), 6/1/2013	Aaa		1,848,814
780,000	Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Series 1997A-2, 4.90% (GNMA Home Mortgage Program COL), 6/1/2016	Aaa		768,199

	TOTAL			3,503,765

	Louisiana--11.4%
2,200,000	Lake Charles, LA Harbor & Terminal District, Port Facilities Revenue Refunding Bond, Trunkline Lining Co. Project, 7.75% (Panhandle Eastern Corp.), 8/15/2022	A3		2,355,694
1,970,000	Louisiana Agricultural Finance Authority, Revenue Bonds, 5.20% (Louisiana Pacific Corporation Project)/(Hibernia National Bank LOC), 5/1/2004	A3		1,939,918
4,000,000	Louisiana PFA, Health & Education Capital Facilities Revenue Bonds, Series A, 5.00% TOBs (AMBAC INS), Mandatory Tender 6/1/2002	AAA		3,989,720
1,500,000	Louisiana State Offshore Term Authority, Deepwater Port Refunding Revenue Bonds, Series 1992B, 6.00% (Loop, Inc.), 9/1/2001	A		1,521,675
7,000,000	Louisiana State, Refunding GO Bonds, Series 1996A, 6.00% (FGIC INS), 8/1/2000	AAA		7,009,030
2,500,000	St. Charles Parish, LA, PCR Refunding Bonds, Series 1999-C, 5.35% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 10/1/2029	BBB-		2,466,850
2,000,000	St. Charles Parish, LA, PCR Refunding Revenue Bonds, Series 1999A, 4.85% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2030	BBB-		1,963,740

	TOTAL			21,246,627

	Massachusetts--1.3%
2,495,000	Massachusetts HEFA, Revenue Bonds, Series 1999A, 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB		2,406,802

	Michigan--3.6%
1,000,000	Michigan State Building Authority, Revenue Bonds, Series II, 6.25% (AMBAC INS)/(Original Issue Yield: 6.35%), 10/1/2000	AAA		1,004,800
925,000	Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds, Series 1998A, 4.60% (Hackley Hospital Obligated Group), 5/1/2003	A3		891,311
1,005,000	Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds, Series 1998A, 4.70% (Hackley Hospital Obligated Group), 5/1/2004	A3		954,770
Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Michigan--continued
$820,000	Michigan State Hospital Finance Authority, Revenue & Refunding Bonds, Series 1998A, 4.40% (McLaren Health Care Corp.)/(Original Issue Yield: 4.45%), 6/1/2004	A1		$775,203
3,000,000	Michigan Underground Storage Tank Financial Assurance Authority, Revenue Refunding Bonds, Series I, 5.00%, 5/1/2001	AAA		3,014,970

	TOTAL			6,641,054

	Mississippi--0.7%
650,000	Mississippi Home Corp., SFM Revenue Bonds, Series 1998A-4, 5.125% (GNMA Home Mortgage Program COL), 12/1/2017	Aaa		644,137
700,000	Mississippi Home Corp., SFM Revenue Bonds, Series 1998A, 5.25% (GNMA Home Mortgage Program COL), 12/1/2018	Aaa		694,099

	TOTAL			1,338,236

	Missouri--1.1%
2,000,000	Springfield, MO State Highway Improvement Corp., Transportation Revenue Bonds, Series 1997, 5.25% (AMBAC INS), 8/1/2001	AAA		2,017,480

	New Hampshire--1.5%
3,000,000	New Hampshire Business Finance Authority, PCR Refunding Bonds, 4.55% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2004	BBB+		2,851,530

	New Mexico--1.0%
1,820,000	Santa Fe Solid Waste Management Agency, NM, Facility Revenue Bonds, Series 1996, 5.00%, 6/1/2003	NR		1,814,795

	New York--5.0%
4,000,000	New York City, NY, UT GO Bonds, Series 1991B, 7.50% (Original Issue Yield: 7.70%), 2/1/2003	A-		4,213,760
2,955,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 71, 4.75%, 10/1/2021	Aa1		2,925,539
1,065,000	Niagara Falls, NY, City School District, Certificates of Participation, Series 1998, 5.50%, 6/15/2001	BBB-		1,071,081
1,185,000	Niagara Falls, NY, City School District, Certificates of Participation, Series 1998, 5.625%, 6/15/2003	BBB-		1,199,101

	TOTAL			9,409,481

	North Carolina--1.3%
2,445,000	North Carolina HFA, SFM Revenue Bonds, Series 1997TT, 4.90%, 9/1/2024	AA		2,426,002

	Ohio--5.3%
1,000,000	Cincinnati City School District, OH, Tax Anticipation Notes, Series A, 5.50% (AMBAC INS), 12/1/2000	AAA		1,004,600
3,000,000	Hamilton County, OH, Local Cooling Facilities Revenue Bonds, Series 1998, 4.90% TOBs (Trigen-Cinergy Solutions of Cincinnati LLC)/(Cinergy Corp. GTD), Mandatory Tender 6/1/2004	BBB+		2,885,100
Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Ohio--continued
$1,610,000	Knox County, OH, Hospital Facilities Revenue Refunding Bonds, Series 1998, 4.20% (Knox Community Hospital)/(Asset Guaranty INS)/(Original Issue Yield: 4.30%), 6/1/2003	AA		$1,556,001
1,750,000	Knox County, OH, Hospital Facilities Revenue Refunding Bonds, Series 1998, 4.30% (Knox Community Hospital)/(Asset Guaranty INS)/(Original Issue Yield: 4.40%), 6/1/2004	AA		1,676,378
940,000	Ohio HFA, Residential Mortgage Revenue Bonds, Series 1997D-1, 4.85% (GNMA Home Mortgage Program COL), 3/1/2015	Aaa		924,058
1,905,000	Ohio HFA, Residential Mortgage Revenue Bonds, Series 1998A-1, 4.60% (GNMA Home Mortgage Program COL), 9/1/2026	AAA		1,872,139

	TOTAL			9,918,276

	Oklahoma--2.7%
3,960,000	Oklahoma HFA, SFM Revenue Bonds, Series 1998D-2, 6.25% (GNMA Home Mortgage Program COL), 9/1/2029	Aaa		4,058,762
1,055,000	Washington County, OK Medical Authority, Hospital Revenue Bonds, Series 1996A, 4.75% (Jane Phillips Medical Center)/(AMBAC INS)/(Original Issue Yield: 4.90%), 11/1/2001	AAA		1,057,437

	TOTAL			5,116,199

	Pennsylvania--5.9%
5,000,000	Montgomery County, PA, IDA PCR Refunding Bonds, Series 1999A, 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+		4,917,400
1,000,000	Pennsylvania State Turnpike Commission, Revenue Bonds, 6.80% (FGIC INS), 12/1/2004	AAA		1,050,380
3,439,259	Philadelphia, PA Municipal Authority, Equipment Revenue Bonds, Series 1997A, 5.297% (Philadelphia, PA Gas Works)/ (AMBAC INS), 10/1/2004	AAA		3,474,409
1,500,000	Southeastern, PA Transportation Authority, Special Revenue Bonds, 5.25% (FGIC INS), 3/1/2001	AAA		1,508,505

	TOTAL			10,950,694

	Rhode Island--1.5%
950,000	Central Falls Detention Facility Corporation, RI, Detention Facility Revenue Refunding Bonds, Series 1998A, 4.10% (Donald W. Wyatt Detention Facility)/(Asset Guaranty INS), 1/15/2003	AA		921,424
990,000	Central Falls Detention Facility Corporation, RI, Detention Facility Revenue Refunding Bonds, Series 1998A, 4.20% (Donald W. Wyatt Detention Facility)/(Asset Guaranty INS), 1/15/2004	AA		951,063
1,035,000	Central Falls Detention Facility Corporation, RI, Detention Facility Revenue Refunding Bonds, Series 1998A, 4.30% (Donald W. Wyatt Detention Facility)/(Asset Guaranty INS), 1/15/2005	AA		987,131

	TOTAL			2,859,618

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	South Carolina--0.8%
$1,500,000	South Carolina Job Development Authority, Hospital Facilities Improvement Revenue Bonds, Series 2000A, 5.25% (Palmetto Health Alliance), 12/15/2000	BBB		$1,498,725

	Texas--7.9%
5,000,000	Alliance Airport Authority Inc., TX, Special Facilities Revenue Bonds, 7.50% (American Airlines, Inc.)/(Original Issue Yield: 8.00%), 12/1/2029	BBB-		5,059,850
3,000,000	Brazos River Authority, TX, Series 1995B, 5.50% TOBs (Texas Utilities Electric Co.), Mandatory Tender 6/19/2001	BBB		3,000,210
1,000,000	Brazos River Authority, TX, Revenue Refunding Bonds, Series 1999C, 5.20% TOBs (Reliant Energy, Inc.), Mandatory Tender 12/1/2002	BBB		991,020
1,500,000	Harris County, TX HFDC, Hospital Revenue Bonds, Series 1997A, 5.25% (Memorial Hospital System)/ (MBIA INS), 6/1/2002	AAA		1,512,045
2,070,000	Lewisville, TX, Combination Contract Revenue & Special Assessment Bonds, Series 1997, 4.95% TOBs (Wells Fargo Bank, N.A. LOC)/(United States Treasury PRF)(Original Issue Yield: 4.95%), 11/1/2003 (@100)	AAA		2,104,838
2,000,000	Matagorda County, TX, Navigation District Number One, PCR Refunding Bonds, Series 1999A, 4.90% TOBs (Central Power & Light Co.), Mandatory Tender 11/1/2001	BBB+		1,991,200

	TOTAL			14,659,163

	Washington--5.3%
1,430,000	Lewis County, WA, Public Utility District No. 001, Revenue Bonds, 7.00% (Cowlitz Falls Hydro Project)/(United States Treasury GTD)/ (Original Issue Yield: 7.125%), 10/1/2022	AA-		1,501,343
1,000,000	Port of Seattle, WA, Revenue Bonds, Series 1992B, 6.10% (Original Issue Yield: 6.25%), 11/1/2001	AA-		1,018,210
1,680,000	Tacoma, WA, Solid Waste Utility Revenue Refunding Bonds, Series 1997B, 5.50% (AMBAC INS), 12/1/2002	AAA		1,712,441
3,000,000	Washington State Public Power Supply System, Refunding Revenue Bonds, (Nuclear Project No. 2), Series 1997A, 5.00% (7/1/2001)	AA-		3,014,400
2,500,000	Washington State Public Power Supply System, Revenue Refunding Bond, (Nuclear Project No. 2), Series 1997B, 5.50% (7/1/2003)	AA-		2,545,250

	TOTAL			9,791,644

	West Virginia--0.8%
1,500,000	Cabell County, WV Board of Education, Refunding UT GO Bonds, 6.00%, 5/1/2001	A+		1,517,715

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Wisconsin--6.4%
$6,500,000	Wisconsin HEFA, Revenue Bonds, Series 1996, 5.50% (Gundersen Lutheran)/(FSA INS), 12/1/2000	AAA		$6,527,170
3,335,000	Wisconsin HEFA, Revenue Bonds, Series 1997, 4.70% (Marshfield Clinic, WI)/(MBIA INS)/(Original Issue Yield: 4.85%), 2/15/2002	AAA		3,327,596
2,000,000	Wisconsin Housing & Economic Development Authority, Home Ownership Revenue Bonds, Series I, 4.15%, 4/1/2001	AA-		1,995,980

	TOTAL			11,850,746

	TOTAL SHORT INTERMEDIATE MUNICIPAL SECURITIES (IDENTIFIED COST $180,728,788)			178,985,151

	SHORT-TERM MUNICIPALS--2.6%
	Idaho--1.2%
2,200,000	Boise, ID Industrial Development Corp., Multi-Mode Variable Rate Industrial Development Revenue Bonds, Series 1998, Weekly VRDNs (Multiquip Inc. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	A-2		2,200,000

	Indiana--1.2%
2,300,000	Spencer County, IN, PCR Revenue Bonds Weekly VRDNs (American Iron Oxide Co. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	VMIG1		2,300,000

	New York--0.2%
500,000	New York City, NY, IDA Revenue Bonds Daily VRDNs (Nippon Cargo Airlines Co.)/(Industrial Bank of Japan Ltd., Tokyo LOC)	A-2		500,000

	TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $5,000,000)			5,000,000

	TOTAL INVESTMENTS (IDENTIFIED COST $185,728,788)[3]			$183,985,151

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Securities that are subject to alternate minimum tax represent 25.4% of the portfolio as calculated based upon total portfolio market value (unaudited).

3 The cost of investments for federal tax purposes amounts to $185,728,788. The net unrealized depreciation of investments on a federal tax basis amounts to $1,743,637, which is comprised of $187,577 appreciation and $1,931,214 depreciation at June 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($186,333,052) at June 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
PFA	--Public Facility Authority
PRF	--Prerefunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JUNE 30, 2000

Assets:
Total investments in securities, at value (identified and tax cost $185,728,788)		$183,985,151
Cash		83,470
Income receivable		2,428,497
Receivable for investments sold		265,000
Receivable for shares sold		70,380

TOTAL ASSETS		186,832,498

Liabilities:
Payable for shares redeemed	$96,116
Payable for daily variation margin	10,469
Income distribution payable	389,051
Accrued expenses	3,810

TOTAL LIABILITIES		499,446

Net assets for 18,568,628 shares outstanding		$186,333,052

Net Assets Consist of:
Paid in capital		$193,205,863
Net unrealized depreciation of investments and futures contracts		(1,955,987)
Accumulated net realized loss on investments and futures contracts		(4,916,824)

TOTAL NET ASSETS		$186,333,052

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$172,051,487 divided by 17,145,352 shares outstanding		$10.03

Institutional Service Shares:
$14,281,565 divided by 1,423,276 shares outstanding		$10.03

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED JUNE 30, 2000

Investment Income:
Interest			$9,944,592

Expenses:
Investment adviser fee		$836,101
Administrative personnel and services fee		157,491
Custodian fees		14,879
Transfer and dividend disbursing agent fees and expenses		49,962
Directors'/Trustees' fees		13,306
Auditing fees		17,629
Legal fees		3,133
Portfolio accounting fees		77,452
Distribution services fee--Institutional Service Shares		47,210
Shareholder services fee--Institutional Shares		475,353
Shareholder services fee--Institutional Service Shares		47,210
Share registration costs		33,877
Printing and postage		25,762
Insurance premiums		1,533
Miscellaneous		6,882

TOTAL EXPENSES		1,807,780

Waivers:
Waiver of investment adviser fee	$(260,579)
Waiver of distribution services fee--Institutional Service Shares	(45,322)
Waiver of shareholder services fee--Institutional Shares	(475,353)
Waiver of shareholder services fee--Institutional Service Shares	(1,888)

TOTAL WAIVERS		(783,142)

Net expenses			1,024,638

Net investment income			8,919,954

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments and futures contracts			(691,348)
Net change in unrealized depreciation of investments and futures contracts			(2,742,133)

Net realized and unrealized loss on investments and futures contracts			(3,433,481)

Change in net assets resulting from operations			$5,486,473

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended June 30	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,919,954	$8,865,617
Net realized gain (loss) on investments and futures contracts ($(691,348) and $48,744 respectively, as computed for federal tax purposes)	(691,348)	(200,513)
Net change in unrealized depreciation of investments and futures contracts	(2,742,133)	(2,021,010)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,486,473	6,644,094

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,158,890)	(8,248,977)
Institutional Service Shares	(761,064)	(616,640)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,919,954)	(8,865,617)

Share Transactions:
Proceeds from sale of shares	64,398,153	113,101,471
Net asset value of shares issued to shareholders in payment of distributions declared	3,915,035	3,922,616
Cost of shares redeemed	(102,539,677)	(87,078,787)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(34,226,489)	29,945,300

Change in net assets	(37,659,970)	27,723,777

Net Assets:
Beginning of period	223,993,022	196,269,245

End of period	$186,333,052	$223,993,022

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 2000

ORGANIZATION

Federated Short-Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of municipal securities with a dollar-weighted average maturity of less than three years.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued according to the mean between bid and ask prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividends and distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At June 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $4,523,602 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2001	$ 25,213

2003	1,189,491

2004	2,597,123

2005	170,193

2008	541,582

Additionally, net capital losses of $605,569 attributable to security transactions incurred after October 31, 1999 are treated as arising on the first day of the next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended June 30, 2000, the Fund had realized gains on futures contracts of $59,910.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. At June 30, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver/Receive	Position	Unrealized Depreciation
September 2000	65 UST Notes-2YR Futures	Short	$(122,363)

September 2000	40 UST Notes-5YR Futures	Short	$ (89,987)

NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(212,350)

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended June 30	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,958,081	$60,203,652	8,901,686	$91,940,247
Shares issued to shareholders in payment of distributions declared	340,221	3,431,156	342,196	3,533,322
Shares redeemed	(8,987,138)	(90,695,806)	(7,376,339)	(76,161,673)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,688,836)	$(27,060,998)	1,867,543	$19,311,896

Year Ended June 30	2000		1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	414,521	$4,194,501	2,051,296	$21,161,224
Shares issued to shareholders in payment of distributions declared	47,973	483,879	37,712	389,294
Shares redeemed	(1,174,199)	(11,843,871)	(1,058,494)	(10,917,114)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(711,705)	$(7,165,491)	1,030,514	$10,633,404

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,400,541)	$(34,226,489)	2,898,057	$29,945,300

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, distribution and shareholder services fees, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntarily waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended June 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $98,892,023 and $103,180,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 2000, were as follows:

Purchases	$60,287,472

Sales	$87,518,825

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FEDERATED SHORT-TERM MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Short-Term Municipal Trust (the "Trust"), as of June 30, 2000, and the related statement of operations, the statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 1999 and the financial highlights for each of the four years then ended were audited by other auditors whose report dated August 27, 1999 expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Municipal Trust, at June 30, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
August 9, 2000

Federated
World-Class Investment Manager

PROSPECTUS

Federated Short-Term Municipal Trust

INSTITUTIONAL SERVICE SHARES

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AUGUST 31, 2000

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A Statement of Additional Information (SAI) dated August 31, 2000 is incorporated by reference into this prospectus. Additional information about the Funds and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
Federated Short-Term Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-3181
Cusip 313907206

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8072507A-SS (8/00)

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Federated is a registered mark of Federated Investors, Inc. 2000 © Federated Investors, Inc.

STATEMENT OF ADDITIONAL INFORMATION

Federated Short-Term Municipal Trust

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares and Institutional Service Shares of Federated Short-Term Municipal Trust (Fund), dated August 31, 2000.

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Obtain the prospectuses without charge by calling 1-800-341-7400.

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AUGUST 31, 2000

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Federated
World-Class Investment Manager
Federated Short-Term Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

8072507B (8/00)

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CONTENTS

How is the Fund Organized? 1

Securities in Which the Fund Invests 1

What Do Shares Cost? 5

How is the Fund Sold? 5

Subaccounting Services 5

Redemption in Kind 6

Massachusetts Partnership Law 6

Account and Share Information 6

Tax Information 6

Who Manages and Provides Services to the Fund? 7

How Does the Fund Measure Performance? 11

Who is Federated Investors, Inc.? 13

Investment Ratings 14

Addresses 16

How is the Fund Organized?

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The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on May 8, 1981. The Fund changed its name from Short-Term Municipal Trust to Federated Short-Term Municipal Trust on December 15, 1994. The Fund's investment adviser is Federated Investment Management Company (Adviser).

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The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares. This SAI relates to both classes of the Shares.

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Securities in Which the Fund Invests

The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the types of fixed income securities in which the Fund may invest.

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Tax Exempt Securities

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Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

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INVERSE FLOATERS

An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

TAX INCREMENT FINANCING BONDS

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

MUNICIPAL LEASES

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

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The Fund may invest in securities supported by individual leases or pools of municipal leases.

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ZERO COUPON SECURITIES

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Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

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PACS

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PACs (planned amortization classes) are a sophisticated form of mortgage backed security issued with a company class. PACs receive principal payments and prepayments at a specified rate. In addition, PACs will receive the companies classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs to control prepayment risks by increasing the risks to their companion classes.

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CREDIT ENHANCEMENT

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may make temporary defensive investments in the following taxable securities:

Treasury Securities

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Treasury securities are direct obligations of the federal government of the United States.

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Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

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Bank Instruments

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Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

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Corporate Debt Securities

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Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

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Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Repurchase Agreements

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Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and place. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser .

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The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy and sell interest rate and index financial futures contracts.

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Depending upon how the Fund uses futures contracts and the relationships between the market values of a futures contract and the underlying asset, futures contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity and leverage risks.

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SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

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Inter-Fund Borrowing and Lending Arrangements

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The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

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For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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Asset Coverage

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In order to secure its obligations in connection with futures contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting futures contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize loss on futures contracts or special transactions.

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INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

The Fund may invest up to 100% of its assets in fixed income securities rated BBB or in unrated but comparable securities. Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a "AAA"-rated general obligation security or index with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Liquidity Risks

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a futures contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide dividend income which is exempt from federal regular income tax. The investment objective may not be changed by the Fund's Trustees without shareholder approval.

The Fund attempts to achieve its investment objective by investing at least 80% of its net assets in a diversified portfolio of municipal securities or by investing its assets so that at least 80% of its income will be tax exempt.

INVESTMENT LIMITATIONS

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase the securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money

The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then (a) only in amounts not in excess of 5% of the value of its total assets or (b) in an amount up to one-third of the value of its total assets, including the amount borrowed. (This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.) While any such borrowings are outstanding, no net purchases of investment securities will be made by the Fund. If, due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within three business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of the total assets at the time of the borrowing.

Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations.

Investing in Real Estate

The Fund will not buy or sell real estate, although it may invest in municipal securities secured by real estate or interests in real estate.

Investing in Commodities

The Fund will not buy or sell commodities or commodity contracts.

Making Loans

The Fund will not make loans, but may acquire publicly or non-publicly issued municipal securities as permitted by its investment objective, policies and limitations.

Selling Short and Buying on Margin

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

Issuing Senior Securities

The Fund will not issue senior securities, except as permitted by its investment objective and policies.

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The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940 (1940 Act). The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

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Investing in Illiquid Securities

The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice and certain restricted securities.

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For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

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DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
  for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

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How is the Fund Sold?

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Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES ONLY)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

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The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

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SUPPLEMENTAL PAYMENTS

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Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company (these fees do not come out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

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Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

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Subaccounting Services

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Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

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Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

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Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

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Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

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Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares

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As of August 3, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Onedun #2, First American Bank Kane City, 218 West Main Street, Dundee, Illinois 60118-2019 (6.38% Institutional Service Shares); DB Alex. Brown LLC, FBO 342-01809-23, PO Box 1346, Baltimore, Maryland 21203-1346 (25.88% Institutional Service Shares); Hubco, Regions Financial Corp., PO Box 10247, Birmingham, Alabama 35202-0247 (7.46% Institutional Shares); Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, California 94104-4122 (18.97% Institutional Shares).

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Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

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Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

Who Manages and Provides Services to the Fund?

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BOARD OF TRUSTEES

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The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Fund, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex is comprised of 53 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

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As of August 3, 2000, the Fund's Board and Officers as a group owned approximately 410,070 (2.42%) of the Fund's outstanding Institutional Shares.

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Name Birth Date Address Position With Trust	Principal Occupations for Past Five Years	Aggregate Compensation From Fund	Total Compensation From Fund and Fund Complex
John F. Donahue*+# Birth Date: July 28, 1924 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHAIRMAN and TRUSTEE	Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd. ; formerly: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0 for the Fund and 43 other investment companies in the Fund Complex

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director and Chairman of the Audit Committee, Robroy Industries, Inc. (coated steel conduits/computer storage equipment); formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc. (physician practice management); Director, Member of Executive Committee, University of Pittsburgh.	$1,198.50	$116,760.63 for the Fund and 43 other investment companies in the Fund Complex

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$1,255.72	$128,455.37 for the Fund and 43 other investment companies in the Fund Complex

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering, construction, operations and technical services); formerly: Partner, Andersen Worldwide SC.	$914.53	$73,191.21 for the Fund and 37 other investment companies in the Fund Complex

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College; Director, Iperia Corp. (communications/software); formerly: Director, Redgate Communications and EMC Corporation (computer storage systems). Previous Positions: Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$1,141.40	$93,190.48 for the Fund and 37 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center; Member, National Board of Trustees, Leukemia Society of America.	$1,141.40	$116,760.63 for the Fund and 43 other investment companies in the Fund Complex

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation. Previous Positions: Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$1,198.50	$109,153.60 for the Fund and 43 other investment companies in the Fund Complex

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE	Director or Trustee of some of the Federated Fund
Complex; Executive Vice President, Legal and External
Affairs, Dugan Valva Contess, Inc. (marketing,
communications, technology and consulting); formerly:
Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International
Bank; Partner, Arthur Young & Company (now
Ernst & Young LLP); Chief Financial Officer of Retail
Banking Sector, Chase Manhattan Bank;
Senior Vice President, HSBC Bank USA (formerly, Marine
Midland Bank); Vice President, Citibank; Assistant
Professor of Banking and Finance, Frank G. Zarb School
	of Business, Hofstra University.	$1,255.72	$102,573.91 for the Fund and 40 other investment companies in the Fund Complex

John E. Murray, Jr., J.D., S.J.D.# Birth Date: December 20, 1932 President, Duquesne University Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director, Michael Baker Corp. (engineering, construction, operations an d technical services). Previous Positions: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$1,198.50	$128,455.37 for the Fund and 43 other investment companies in the Fund Complex

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Public Relations/Marketing/Conference Planning. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; business owner; conference coordinator.	$1,141.40	$116,760.63 for the Fund and 43 other investment companies in the Fund Complex

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE	Director or Trustee of some of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.; Director, Walsh & Kelly, Inc. (heavy highway contractor); formerly: Vice President, Walsh & Kelly, Inc.	$857.32	$94,536.85 for the Fund and 39 other investment companies in the Fund Complex

Glen R. Johnson Birth Date: May 2, 1929 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA PRESIDENT	President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Staff member, Federated Securities Corp.; formerly: Trustee or Director of some of the Funds in the Federated Fund Complex.	$0	$0 for the Fund and 21 other investment companies in the Fund Complex

J. Christopher Donahue*+ Birth Date: April 11, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA PRESIDENT and TRUSTEE	President or Executive Vice President of the Federated
Fund Complex; Director or Trustee of some of the Funds
in the Federated Fund Complex; President, Chief
Executive Officer and Director, Federated Investors,
Inc.; President, Chief Executive Officer and Trustee,
Federated Investment Management Company; Trustee,
Federated Investment Counseling; President, Chief
Executive Officer and Director, Federated Global
Investment Management Corp.; President and Chief
Executive Officer, Passport Research, Ltd.; Trustee,
Federated Shareholder Services Company; Director,
Federated Services Company; formerly: President,
	Federated Investment Counseling.	$0	$0 for the Fund and 30 other investment companies in the Fund Complex

Edward C. Gonzales Birth Date: October 22, 1930 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT	President, Executive Vice President and Treasurer of
some of the Funds in the Federated Fund Complex; Vice
Chairman, Federated Investors, Inc.; Trustee, Federated
Administrative Services; formerly: Trustee or
Director of some of the Funds in the Federated Fund
Complex; CEO and Chairman, Federated Administrative
Services; Vice President, Federated Investment
Management Company, Federated Investment Counseling,
Federated Global Investment Management Corp. and
Passport Research, Ltd.; Director and Executive Vice
President, Federated Securities Corp.; Director,
Federated Services Company; Trustee, Federated
	Shareholder Services Company.	$0	$0 for the Fund and 42 other investment companies in the Fund Complex

John W. McGonigle Birth Date: October 26, 1938 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT and SECRETARY	Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.; formerly: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.	$0	$0 for the Fund and 43 other investment companies in the Fund Complex

Richard J. Thomas Birth Date: June 17, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TREASURER	Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; formerly: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.	$0	$0 for the Fund and 43 other investment companies in the Fund Complex

Richard B. Fisher Birth Date: May 17, 1923 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.; formerly: Director or Trustee of some of the Funds in the Federated Fund Complex,; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.	$0	$0 for the Fund and 41 other investment companies in the Fund Complex

William D. Dawson, III Birth Date: March 3, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHIEF INVESTMENT OFFICER	Chief Investment Officer of this Fund and various other
Funds in the Federated Fund Complex; Executive Vice
President, Federated Investment Counseling, Federated
Global Investment Management Corp., Federated Investment
Management Company and Passport Research, Ltd.;
Director, Federated Global Investment Management Corp.
and Federated Investment Management Company; Registered
Representative, Federated Securities Corp.; Portfolio
Manager, Federated Administrative Services; Vice
President, Federated Investors, Inc.; formerly:
Executive Vice President and Senior Vice President,
Federated Investment Counseling Institutional Portfolio
Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
	Research, Ltd.	$0	$0 for the Fund and 27 other investment companies in the Fund Complex

Jeff A. Kozemchak Birth Date: January 15, 1960 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	Jeff A. Kozemchak has been the Fund's Portfolio Manager since 1996. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.	$0	$0 for the Fund and 2 other investment companies in the Fund Complex

Mary Jo Ochson Birth Date: September 12, 1953 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	Mary Jo Ochson has been the Fund's Portfolio Manager since January 1997. She is Vice President of the Fund. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.	$0	$0 for the Fund and 4 other investment companies in the Fund Complex

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* An asterisk denotes a Trustee/Director who is deemed to be an interested person as defined in the1940 Act.

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# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

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† Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Fund.

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†† Messrs. Cunningham, Mansfield and Walsh became members of the Board of Trustees on March 23, 1999.

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INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 0.45% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

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CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

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As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

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BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

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TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

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Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

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INDEPENDENT AUDITOR

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The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

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FEES PAID BY THE FUND FOR SERVICES

For the Year Ended June 30	2000	1999	1998
Advisory Fee Earned	$836,101	$844,421	$779,123

Advisory Fee Reduction	260,579	260,701	256,084

Brokerage Commissions	0	0	0

Administrative Fee	157,491	160,041	155,000

12b-1 Fee

Institutional Service Shares	47,210	--	--

Shareholder Services Fee

Institutional Shares	475,353	--	--

Institutional Service Shares	47,210	--	--

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

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Total returns are given for the one-year, five-year and ten-year or Start of Performance periods ended June 30, 2000.

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Yield and Tax-Equivalent Yield are given for the 30-day period ended June 30, 2000.

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Share Class	30-Day Period	1 Year	5 Years	10 Years
Institutional Shares
Total Return	--	2.65%	3.82%	4.43%
Yield	4.67%	--	--	--
Tax-Equivalent Yield	7.73%	--	--	--

Share Class	30-Day Period	1 Year	5 Years	Start of Performance on September 1, 1993
Institutional Services Shares
Total Return	--	2.39%	3.56%	3.53%
Yield	4.42%	--	--	--
Tax-Equivalent Yield	7.32%	--	--	--

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

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The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

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To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

Taxable Yield Equivalent for 2000 MultiState Municipal Fund
Federal Income Tax Bracket:	15.00%	28.00%	31.00%	36.00%	39.60%
Joint Return	$1-43,850	$43,851-105,950	$105,951-161,450	$161,451-288,350	Over 288,350

Single Return	$1-26,250	$26,251-63,550	$63,551-132,600	$132,601-288,350	Over 288,350

Tax Exempt Yield:	Taxable Yield Equivalent:
1.00%	1.18%	1.39%	1.45%	1.56%	1.66%
1.50%	1.76%	2.08%	2.17%	2.34%	2.48%
2.00%	2.35%	2.78%	2.90%	3.13%	3.31%
2.50%	2.94%	3.47%	3.62%	3.91%	4.14%
3.00%	3.53%	4.17%	4.35%	4.69%	4.97%
3.50%	4.12%	4.86%	5.07%	5.47%	5.79%
4.00%	4.71%	5.56%	5.80%	6.25%	6.62%
4.50%	5.29%	6.25%	6.52%	7.03%	7.45%
5.00%	5.88%	6.94%	7.25%	7.81%	8.28%
5.50%	6.47%	7.64%	7.97%	8.59%	9.11%
6.00%	7.06%	8.33%	8.70%	9.38%	9.93%
6.50%	7.65%	9.03%	9.42%	10.16%	10.76%
7.00%	8.24%	9.72%	10.14%	10.94%	11.59%
7.50%	8.82%	10.42%	10.87%	11.72%	12.42%
8.00%	9.41%	11.11%	11.59%	12.50%	13.25%
8.50%	10.00%	11.81%	12.32%	13.28%	14.07%
9.00%	10.59%	12.50%	13.04%	14.06%	14.90%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
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  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
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  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc.

Lipper Analytical Services, Inc. assumes the reinvestment of all capital gains distributions and income dividends and ranks funds in various fund categories by making comparative calculations using total return. Total return takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "intermediate municipal bond funds" category in advertising and sales literature.

The Lehman Brothers Municipal Index/1-Year

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The Lehman Brothers Municipal Index/1-Year is an unmanaged index of municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa, which have been issued as part of a deal of at least $50 million, have a maturity value of at least $3 million and mature in at least 1, but not more than 2 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

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The Lehman Brothers Municipal Index/3 Year

The Lehman Brothers Municipal Index/3 Year is an unmanaged index of municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa, which have been issued as part of a deal of at least $50 million, have a maturity value of at least $3 million, and a maturity range of 1-5 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

Morningstar, Inc.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

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In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

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Equity Funds

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In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

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Corporate Bond Funds

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In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

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Government Funds

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In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.

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Money Market Funds

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In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime, 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.

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The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

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MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

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Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

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Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

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CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

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CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  Leading market positions in well-established industries;
  High rates of return on funds employed;
  Conservative capitalization structure with moderate reliance on debt and ample asset protection;
  Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
  Well-established access to a range of financial markets and assured sources of alternate liquidity.

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Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

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STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED SHORT-TERM MUNICIPAL TRUST

Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser


Federated Investment Management Company
Federated Investment Counseling
Passport Research, Ltd.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



Federated Global Investment Management Corp.
175 Water Street
New York, NY 10038-4965


Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

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Independent Auditors

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Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

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APPENDIX

PROSPECTUSES – RISK/RETURN BAR CHARTS

INSTITUTIONAL SHARES

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Short-Term Municipal Trust (Institutional Shares) (the “Fund”) as of the calendar year-end for each of ten years.

The ‘y’ axis reflects the “% Total Return” beginning with “0” and increasing in increments of 2% up to 10%.

The ‘x’ axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999, The percentages noted are: 6.27%, 7.32%, 5.12%, 4.05%, 0.12%, 8.09%, 4.01%, 4.49%, 4.84%, and 1.48%.

INSTITUTIONAL SERVICE SHARES

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Short-Term Municipal Trust (Institutional Service Shares) (the “Fund”) as of the calendar year-end for each of six years.

The ‘y’ axis reflects the “% Total Return” beginning with “-2” and increasing in increments of 2% up to 8%.

The ‘x’ axis represents calculation periods from the earliest first full calendar year-end of the Fund’s start of business through the calendar year ended 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1999, The percentages noted are: 0.13%, 7.82%, 3.75%, 4.23%, 4.58%, and 1.23%.

PART C.   OTHER INFORMATION

Item 23.	Exhibits:
	(a)	(i)	Conformed Copy of Declaration of Trust of the Registrant; (13)
		(ii)	Conformed Copy of Amendment No. 1 to the Declaration of Trust; (13)
		(iii)	Conformed Copy of Amendment No. 2 to the Declaration of Trust; (13)
		(iv)	Conformed Copy of Amendment No. 3 to the Declaration of Trust; (13)
		(v)	Conformed Copy of Amendment No. 4 to the Declaration of Trust of Registrant; (12)
		(vi)	Conformed Copy of Restatement and Amendment No. 5 of the Declaration of Trust; (18)
	(b)	(i)	Copy of the By-Laws of the Registrant; (13)
		(ii)	Copy of Amendment to the By-Laws; (7)
		(iii)	Copy of Amendment No. 5 to the By-Laws; (16)
		(iv)	Copy of Amendment No. 6 to the By-Laws; (16)
		(v)	Copy of Amendment No. 7 to the By-Laws; (16)
		(vi)	Copy of Amendment No. 8 to the By-Laws; (16)
	(c)		Copy of Specimen Certificate of Shares; (13)
	(d)		Conformed Copy of the Investment Advisory Contract; (9)

7.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed August 24, 1987. (File Nos. 2-72277 and 811-3181)
9.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed August 24, 1989. (File Nos. 2-72277 and 811-3181)
12.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed August 25, 1995. (File Nos. 2-72277 and 811-3181)
13.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed April 25, 1996. (File Nos. 2-72277 and 811-3181)
16.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed June 30, 1998. (File Nos. 2-72277 and 811-3181)
18.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed July 1, 1999. (File Nos. 2-72277 and 811-3181)

Item 23.	Exhibits:
	(e)	(i)	Conformed Copy of the Distributor's Contract of the Registrant; (11)
		(ii)	The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Item 24 (b) (6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Numbers 33-38550 and 811-6269).
	(f)		Not applicable;
	(g)		Conformed Copy of the Custodian Agreement of the Registrant; (11)
(i) Conformed Copy of Domestic Custody Fee Schedule; (16)
	(h)		(i) Conformed Copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement; (17)
(ii) The responses described in Item 24 (b)(6)(ii) are hereby incorporated by reference.
(iii) The registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375)
(iv) Conformed Copy of Amended and Restated Shareholder Services Agreement; (16)
	(i)		Copy of Opinion and Consent of Counsel as to the legality of shares being registered; (2)
	(j)		Conformed Copy of the Consent of Independent Public Accountants; +
	(k)		Not applicable;

+	All exhibits have been filed electronically.
2.	Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed August 4, 1981. (File Nos. 2-72277 and 811-3181)
11.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed August 26, 1994. (File Nos. 2-72277 and 811-3181)
16.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed June 30, 1998. (File Nos. 2-72277 and 811-3181)
17.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed August 26, 1998. (File Nos. 2-72277 and 811-3181)

Item 23.	Exhibits:
	(l)	Copy of Initial Capital Understanding; (13)
	(m)	Conformed Copy of Rule 12b-1 Plan; (11)
	(n)	The Registrant hereby incorporates the Conformed Copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141)
	(o)	(i) Power of Attorney of Registrant; (+)
(ii) Power of Attorney of Chief Investment Officer; (+)
(iii) Power of Attorney of New Trustee; (18)
(iv) Power of Attorney of New Trustee; (18)
(v) Power of Attorney of New Trustee; (18)
	(p)	The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Money Market Obligations Trust Registration Statement on Form N-1A filed with the Commission on February 25, 2000. (File Nos. 33-31602 and 811-5950).
Item 24.	Persons Controlled by or Under Common Control with the Fund: None
Item 25.	Indemnification: (10)

+	All exhibits have been filed electronically.
10.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed August 22, 1990. (File Nos. 2-72277 and 811-3181).
11.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed August 26, 1994. (File Nos. 2-72277 and 811-3181).
13.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed April 25, 1996. (File Nos. 2-72277 and 811-3181)
18.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed July 1, 1999. (File Nos. 2-72277 and 811-3181)

Item 26.	Business and Other Connections of Investment Adviser:

For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard), Suite 301 Little Falls Center Two, 2751 Centerville Road, Wilmington, DE 19808.

The remaining Officers of the investment adviser are:

Executive Vice Presidents:	William D. Dawson, III Henry A. Frantzen J. Thomas Madden
Senior Vice Presidents:	Stephen F. Auth
Joseph M. Balestrino
David A. Briggs
Jonathan C. Conley
Deborah A. Cunningham
Michael P. Donnelly
Linda A. Duessel
Mark E. Durbiano
James E. Grefenstette
Jeffrey A. Kozemchak
Sandra L. McInerney
Susan M. Nason
Mary Jo Ochson
Robert J. Ostrowski
Bernard A. Picchi
Peter Vutz
Vice Presidents:	Todd A. Abraham
J. Scott Albrecht
Arthur J. Barry
Randall S. Bauer
G. Andrew Bonnewell
Micheal W. Casey
Robert E. Cauley
Alexandre de Bethmann
B. Anthony Delserone, Jr.
Donald T. Ellenberger
Eamonn G. Folan
Kathleen M. Foody-Malus
Thomas M. Franks
Marc Halperin
John W. Harris
Patricia L. Heagy
Susan R. Hill
William R. Jamison
Constantine J. Kartsonas
Robert M. Kowit
Richard J. Lazarchic
Steven J. Lehman
Marian R. Marinack
Christopher Matyszewski
Joseph M. Natoli
Jeffrey A. Petro
John Quartarolo
Vice Presidents	Keith J. Sabol
Ihab Salib
Frank Semack
Aash M. Shah
Michael W. Sirianni, Jr.
Christopher Smith
Edward J. Tiedge
Timothy G. Trebilcock
Leonardo A. Vila
Paige M. Wilhelm
Richard Winkowski
Lori A. Wolff
George B. Wright
Assistant Vice Presidents:	Catherine A. Arendas
Angela Anchey
Nancy J. Belz
Regina Chi
James R. Crea, Jr.
Karol M. Krummie
Fred B. Crutchfield
James H. Davis, II
Joseph Del Vecchio
Paul S. Drotch
Salvatore A. Esposito
John T. Gentry
David Gilmore
Nikola A. Ivanov
Nathan H. Kehm
John C. Kerber
J. Andrew Kirschler
Ted T. Lietz, Sr.
Monica Lugani
Natalie F. Metz
Theresa Miller
Thomas Mitchell
Bob Nolte
Mary Kay Pavuk
Rae Ann Rice
Roberto Sanchez-Dahl, Sr.
Sarath Sathkumara
James W. Schaub
John Sidawi
Diane R. Startari
Diane Tolby
Michael R. Tucker
Steven J. Wagner
Secretary:	G. Andrew Bonnewell
Treasurer:	Thomas R. Donahue
Assistant Secretaries:	C. Grant Anderson Leslie K. Ross
Assistant Treasurer:	Denis McAuley, III
The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.  Principal Underwriters:

(a)

Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Funds; RIGGS Funds; SouthTrust Funds;Tax-Free Instruments Trust; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds, Inc.

(b)
(1) Name and Principal Business Address	(2) Positions and Offices With Distributor	(3) Positions and Offices With Registrant
Richard B. Fisher Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Chairman	Vice President
Arthur L. Cherry Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Director, Federated Securities Corp.	--
John B. Fisher Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	President-Institutional Sales and Director, Federated Securities Corp.	--
Thomas R. Donahue Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Director, Executive Vice Vice President and Assistant Secretary, Federated Securities Corp.	--
James F. Getz Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	President-Broker/Dealer and Director, Federated Securities Corp.	--
David M. Taylor Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Executive Vice President, Federated Securities Corp.	--
Mark W. Bloss Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Richard W. Boyd Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Laura M. Deger Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Theodore Fadool, Jr. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Bryant R. Fisher Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Christopher T. Fives Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
James S. Hamilton Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
James M. Heaton Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Keith Nixon Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Solon A. Person, IV Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Ronald M. Petnuch Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Timothy C. Pillion Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Thomas E. Territ Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
John M. Albert Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Ernest G. Anderson Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Teresa M. Antoszyk Federated Investors Towerz 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
John B. Bohnet Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Jane E. Broeren-Lambesis Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Matthew W. Brown Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
David J. Callahan Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Mark Carrol Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Steven R. Cohen Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Mary J. Combs Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
R. Edmond Connell, Jr. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Kevin J. Crenny Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Daniel T. Culbertson Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
G. Michael Cullen Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Marc C. Danile Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Robert J. Deuberry Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
William C. Doyle Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Mark D. Fisher Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Timothy Franklin Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Mark A. Gessner Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.
Joseph D. Gibbons Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
John K. Goettlicher Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
G. Tad Gullickson Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Scott Gundersen Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Dayna C. Haferkamp Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Anthony J. Harper Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Bruce E. Hastings Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Charlene H. Jennings Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
H. Joseph Kennedy Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Michael W. Koenig Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Ed Koontz Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Dennis M. Laffey Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Christopher A. Layton Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Michael H. Liss Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Michael R. Manning Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Amy Michalisyn Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Mark J. Miehl Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Richard C. Mihm Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Alec H. Neilly Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Thomas A. Peter III Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Raleigh Peters Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Robert F. Phillips Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Richard A. Recker Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Eugene B. Reed Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Paul V. Riordan Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
John Rogers Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Brian S. Ronayne Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Thomas S. Schinabeck Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Edward J. Segura Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Edward L. Smith Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
David W. Spears Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
John A. Staley Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Colin B. Starks Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Jeffrey A. Stewart Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
William C. Tustin Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Paul A. Uhlman Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Richard B. Watts Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Terence Wiles Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Edward J. Wojnarowski Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Michael P. Wolff Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Robert W. Bauman Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Edward R. Bozek Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Charles L. Davis, Jr. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Beth C. Dell Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Donald C. Edwards Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
John T. Glickson Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Ernest L. Linane Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Renee L. Martin Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Lynn Sherwood-Long Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Kirk A. Montgomery Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Secretary, Federated Securities Corp.	--
Denis McAuley, III Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Treasurer, Federated Securities Corp.	--
Timothy S. Johnson Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Secretary, Federated Securities Corp.	--
Victor R. Siclari Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Secretary, Federated Securities Corp.	--

Item 28.  Location of Accounts and Records:

Registrant	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779 (Notices should be sent to the Agent for Service at the above address)
Federated Investors Funds 5800 Corporate Drive Pittsburgh, PA 15237-7000
Federated Shareholder Services Company ("Transfer Agent, Dividend Disbursing Agent and Portfolio Recordkeeper")	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Services Company ("Administrator")	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Investment Management Company ("Adviser")	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
State Street Bank and Trust Company ("Custodian")	P.O. Box 8600 Boston, MA 02266-8600
Item 29.	Management Services: Not applicable.
Item 30.	Undertakings:

Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED SHORT-TERM MUNICIPAL TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 25th day of August, 2000.

          FEDERATED SHORT-TERM MUNICIPAL TRUST
          BY: /s/ Leslie K. Ross
          Leslie K. Ross, Assistant Secretary
          Attorney in Fact for John F. Donahue
          August 25, 2000

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
By: /s/ Leslie K. Ross Leslie K. Ross ASSISTANT SECRETARY	Attorney In Fact For the Persons Listed Below	August 25, 2000
NAME	TITLE
John F. Donahue*	Chairman and Trustee (Chief Executive Officer)
Glen R. Johnson*	President
Richard J. Thomas*	Treasurer (Principal Financial and Accounting Officer)
William D. Dawson, III*	Chief Investment Officer
Thomas G. Bigley*	Trustee
John T. Conroy, Jr.*	Trustee
John F. Cunningham*	Trustee
Lawrence D. Ellis, M.D.*	Trustee
Peter E. Madden*	Trustee
Charles F. Mansfield, Jr.*	Trustee
John E. Murray, Jr.*	Trustee
Marjorie P. Smuts*	Trustee
John S. Walsh*	Trustee
* By Power of Attorney